Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 91.0%
Communication Services - 7.7%
77,669	Alphabet, Inc. - Class C*	90,314,290
860,378	Electronic Arts, Inc.*	86,184,064
		176,498,354
Consumer Discretionary - 8.7%
252,027	Alibaba Group Holding, Ltd. ADR*	49,014,211
54,209	Amazon.com, Inc.*	105,692,371
936,881	TJX Companies, Inc.	44,792,281
		199,498,863
Consumer Staples - 8.1%
1,103,885	Brown-Forman Corp.	61,276,656
218,106	Costco Wholesale Corp.	62,188,564
384,856	Estee Lauder Companies, Inc.	61,322,955
		184,788,175
Health Care - 23.4%
492,222	Danaher Corp.	68,128,447
318,207	DexCom, Inc.*	85,683,599
325,574	Edwards Lifesciences Corp.*	61,409,768
205,108	Illumina, Inc.*	56,019,097
168,176	Intuitive Surgical, Inc.*	83,282,437
308,138	Thermo Fisher Scientific, Inc.	87,387,937
796,182	Zoetis, Inc.	93,702,659
		535,613,944
Industrials - 10.9%
260,110	Cintas Corp.	45,056,254
1,102,101	Fortive Corp.	60,824,954
366,627	L3Harris Technologies, Inc.	66,036,855
247,588	Roper Technologies, Inc.	77,200,415
		249,118,478
Information Technology - 29.0%
152,167	Adobe, Inc.*	48,425,626
642,589	Amphenol Corp.	46,831,886
488,678	Autodesk, Inc.*	76,282,636
1,776,867	Genpact, Ltd.	51,884,516
306,683	Intuit, Inc.	70,537,090
364,567	MasterCard, Inc.	88,064,805
709,796	Microsoft Corp.	111,941,927
476,314	NXP Semiconductors NV	39,500,720
722,635	PayPal Holdings, Inc.*	69,185,075
413,704	salesforce.com, Inc.*	59,565,102
		662,219,383
Materials - 3.2%
158,824	Sherwin-Williams Co.	72,982,805
Total Common Stocks (Cost $1,305,992,264)		2,080,720,002

Real Estate Investment Trusts - 4.9%
410,375	SBA Communications Corp.	110,788,939
Total Real Estate Investment Trusts (Cost $41,582,253)		110,788,939

Short-Term Investments - 5.5%
Money Market Funds - 5.5%
125,306,052	First American Government Obligations Fund - Class Z, 0.39%#	125,306,052
Total Short-Term Investments (Cost $125,306,052)		125,306,052
Total Investments - 101.4% (Cost $1,472,880,569)		2,316,814,993
Liabilities in Excess of Other Assets - (1.4)%		(31,493,147)
NET ASSETS - 100.0%		$2,285,321,846

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.